Operating Segments	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Operating Segments
14.	Operating segments
The Bank’s businesses are grouped into four business lines: Canadian Banking, International Banking, Global Wealth Management and Global Banking and Markets. The Bank’s other smaller business segments and corporate adjustments are included in the Other segment.
The accounting policies used in these segments are generally consistent with those followed in the preparation of the consolidated financial statements as disclosed in Note 3.
Effective Q1 2026, the Bank no longer analyzes business segment revenues on a taxable equivalent basis (TEB). Under the TEB methodology, tax-exempt
income earned on certain securities reported in either net interest income or non-interest
income was grossed up to an equivalent before tax basis. It also grossed up net income from associated corporations to normalize the effective tax rate in the business lines. Corresponding increases were made to the provision for income taxes; hence, there was no impact on the segment’s net income. The elimination of the TEB gross-up
was recorded in the Other segment, resulting in no impact on the consolidated results. The TEB gross-up
recorded in the business segments has significantly decreased in recent quarters as the Bank no longer claims the dividend received deduction on Canadian shares, following the enactment of Bill
C-59
in January 2024. Prior period results have not been restated and include a TEB gross-up
of $9 for the three months ended April 30, 2025 and $17 for the six months ended April 30, 2025, impacting the International Banking business segment.

	For the three months ended April 30, 2026
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other	Total
Net interest income (1)	$2,703	$2,094	$306	$389	$29	$5,521
Non-interest income (2)(3)	780	765	1,454	1,203	114	4,316
Total revenues	3,483	2,859	1,760	1,592	143	9,837
Provision for credit losses	575	599	4	38	1	1,217
Depreciation and amortization	142	124	47	59	38	410
Other non-interest expenses	1,478	1,246	1,069	906	80	4,779
Provision for income taxes	353	154	164	132	(4)	799
Net income	$935	$736	$476	$457	$28	$2,632
Net income attributable to non-controlling interests in subsidiaries	$–	$35	$2	$–	$–	$37
Net income attributable to equity holders of the Bank	$935	$701	$474	$457	$28	$2,595
Average assets ($ billions)	$475	$211	$41	$568	$222	$1,517
Average liabilities ($ billions)	$374	$170	$55	$556	$274	$1,429
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income from associated corporations for Canadian Banking – $(2), International Banking – $65, and Other – $159.

	For the three months ended January 31, 2026
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other		Total
Net interest income (1)	$2,734	$2,146	$304	$398	$–		$5,582
Non-interest income (2)(3)	780	815	1,497	1,370	(398	) (4)	4,064
Total revenues	3,514	2,961	1,801	1,768	(398)		9,646
Provision for credit losses	576	536	4	60	–		1,176
Depreciation and amortization	137	118	45	53	32		385
Other non-interest expenses	1,478	1,342	1,101	959	34	(4)	4,914
Provision for income taxes	363	228	167	152	(38)		872
Net income	$960	$737	$484	$544	$(426)		$2,299
Net income attributable to non-controlling interests in subsidiaries	$–	$20	$3	$(1)	$(10)		$12
Net income attributable to equity holders of the Bank	$960	$717	$481	$545	$(416)		$2,287
Average assets ($ billions)	$472	$219	$40	$546	$221		$1,498
Average liabilities ($ billions)	$378	$172	$55	$551	$253		$1,409
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income from associated corporations for Canadian Banking – $(9), International Banking – $48, and Other – $150.
(4)	Includes the loss related to the sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.

	For the three months ended April 30, 2025
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other	Total
Net interest income (1)	$2,524	$2,179	$246	$368	$(47)	$5,270
Non-interest income (2)(3)	711	780	1,295	1,090	(66)	3,810
Total revenues	3,235	2,959	1,541	1,458	(113)	9,080
Provision for credit losses	805	550	2	40	1	1,398
Depreciation and amortization	139	115	48	65	26	393
Other non-interest expenses	1,442	1,408	949	813	105	4,717
Provision for income taxes	236	172	141	128	(137)	540
Net income	$613	$714	$401	$412	$(108)	$2,032
Net income attributable to non-controlling interests in subsidiaries	$–	$38	$2	$(1)	$17	$56
Net income attributable to equity holders of the Bank	$613	$676	$399	$413	$(125)	$1,976
Average assets ($ billions)	$461	$229	$38	$502	$238	$1,468
Average liabilities ($ billions)	$384	$177	$47	$516	$258	$1,382
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $(2), International Banking – $38, and Other – $123.

	For the six months ended April 30, 2026
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other		Total
Net interest income (1)	$5,437	$4,240	$610	$787	$29		$11,103
Non-interest income (2)(3)	1,560	1,580	2,951	2,573	(284	) (4)	8,380
Total revenues	6,997	5,820	3,561	3,360	(255)		19,483
Provision for credit losses	1,151	1,135	8	98	1		2,393
Depreciation and amortization	279	242	92	112	70		795
Other non-interest expenses	2,956	2,588	2,170	1,865	114	(4)	9,693
Provision for income taxes	716	382	331	284	(42)		1,671
Net income	$1,895	$1,473	$960	$1,001	$(398)		$4,931
Net income attributable to non-controlling interests in subsidiaries	$–	$55	$5	$(1)	$(10)		$49
Net income attributable to equity holders of the Bank	$1,895	$1,418	$955	$1,002	$(388)		$4,882
Average assets ($ billions)	$473	$215	$41	$557	$221		$1,507
Average liabilities ($ billions)	$376	$171	$55	$553	$264		$1,419
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income from associated corporations for Canadian Banking – $(11), International Banking – $113, and Other – $309.
(4)	Includes the loss related to the sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.

	For the six months ended April 30, 2025
($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other		Total
Net interest income (1)	$5,171	$4,348	$478	$687	$(241)		$10,443
Non-interest income (2)(3)	1,476	1,641	2,642	2,365	(115)		8,009
Total revenues	6,647	5,989	3,120	3,052	(356)		18,452
Provision for credit losses	1,343	1,152	6	58	1		2,560
Depreciation and amortization	275	245	95	129	52		796
Other non-interest expenses	2,917	2,831	1,924	1,640	1,493	(4)	10,805
Provision for income taxes	586	361	285	296	(262)		1,266
Net income	$1,526	$1,400	$810	$929	$(1,640)		$3,025
Net income attributable to non-controlling interests in subsidiaries	$–	$73	$4	$(1)	$(174)		$(98)
Net income attributable to equity holders of the Bank	$1,526	$1,327	$806	$930	$(1,466)		$3,123
Average assets ($ billions)	$461	$229	$38	$506	$230		$1,464
Average liabilities ($ billions)	$385	$176	$45	$513	$260		$1,379
(1)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(2)
Card revenues and Banking services fees are mainly earned in Canadian Banking and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(3)	Includes income (on a taxable equivalent basis) from associated corporations for Canadian Banking – $22, International Banking – $73, and Other – $177.
(4)	Includes the impairment loss related to the announced sale of the banking operations in Colombia, Costa Rica and Panama. Refer to Note 19 for further details.